Segment Information - Schedule of Financial Information Related to Our Reportable Segments and Corporate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net revenue	$ 1,295,542	$ 807,009	$ 1,498,874	$ 1,916,453
Cost of revenue	596,845	(12,625)
Gross margin	698,697	819,634	1,435,730	1,108,138
Research and development		108,861	204,043	362,013
Marketing	130,318	116,782
Compensation	1,225,754	1,093,360
Stock based compensation	3,310,183	2,878,525	9,442,717	20,165,067
General and administrative	1,250,030	1,263,658	1,910,480	3,865,614
Total operating expenses	5,916,285	5,461,186	13,772,951	28,343,916
Interest expense	(128,117)	(261,495)
All other expenses	1,833,549	(4,856,281)
Other expenses, net	1,705,432	(5,117,776)
Loss before income tax provision and equity in net loss from unconsolidated investments	(3,512,156)	(9,759,328)	$ (4,670,011)	$ (38,994,528)
Vocal [Member]
Segment Reporting Information [Line Items]
Net revenue	434,680	807,009
Cost of revenue	79,050	(12,625)
Gross margin	355,630	819,634
Research and development		108,861
Marketing	63,799	116,630
Compensation	197,025
Stock based compensation
General and administrative	162,302	150,085
Total operating expenses	423,126	375,576
Interest expense	(6,171)	(12,193)
All other expenses	(5,497)	(14,839)
Other expenses, net	(11,668)	(27,032)
Loss before income tax provision and equity in net loss from unconsolidated investments	(79,164)	417,026
OG Collection [Member]
Segment Reporting Information [Line Items]
Net revenue	29,249
Cost of revenue	8,693
Gross margin	20,556
Research and development
Marketing	43,533
Compensation	125,000
Stock based compensation
General and administrative	21,664	6,871
Total operating expenses	190,197	6,871
Interest expense
All other expenses		5,000
Other expenses, net		5,000
Loss before income tax provision and equity in net loss from unconsolidated investments	(169,641)	(1,871)
Air Mobility [Member]
Segment Reporting Information [Line Items]
Net revenue	806,713
Cost of revenue	509,102
Gross margin	297,611
Research and development
Marketing	22,986
Compensation	403,153
Stock based compensation
General and administrative	393,472
Total operating expenses	819,611
Interest expense
All other expenses	240,567
Other expenses, net	240,567
Loss before income tax provision and equity in net loss from unconsolidated investments	(281,433)
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenue	24,900
Cost of revenue
Gross margin	24,900
Research and development
Marketing		152
Compensation	500,576	1,093,360
Stock based compensation	3,310,183	2,878,525
General and administrative	672,592	1,106,702
Total operating expenses	4,483,351	5,078,739
Interest expense	(121,946)	(249,302)
All other expenses	1,598,479	(4,846,442)
Other expenses, net	1,476,533	(5,095,744)
Loss before income tax provision and equity in net loss from unconsolidated investments	$ (2,981,918)	$ (10,174,483)